Intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Intangible assets
Reconciliation of goodwill and goodwill components

	31 Dec 2018 £m			31 Dec 2017 £m
	Attributable to:
	Shareholders	With-profits	Total	Total
Carrying value at beginning of year	1,458	24	1,482	1,628
Acquisition of TMB Asset Management Co., Ltd. in Thailand (see note D1.2)	181	—	181	—
Other additions in the year (see below)	—	195	195	9
Disposals/reclassifications to held for sale	—	(10)	(10)	(155)
Exchange differences	12	(3)	9	—
Carrying value at end of year	1,651	206	1,857	1,482

Comprising:
M&G – attributable to shareholders	1,153	1,153
Other – attributable to shareholders	498	305
Goodwill – attributable to shareholders	1,651	1,458
Venture fund investments – attributable to with-profits funds	206	24
	1,857	1,482

Schedule of deferred acquisition costs and other intangible assets

	31 Dec 2018 £m	31 Dec 2017 £m
Deferred acquisition costs and other intangible assets attributable to shareholdersnote (i)	11,784	10,866
Other intangible assets, including computer software, attributable to with-profits funds	139	145
Total of deferred acquisition costs and other intangible assets	11,923	11,011

Shareholder-backed
Intangible assets
Schedule of deferred acquisition costs and other intangible assets

	31 Dec 2018 £m	31 Dec 2017 £m
Deferred acquisition costs related to insurance contracts as classified under IFRS 4	10,017	9,170
Deferred acquisition costs related to investment management contracts, including life assurance contracts classified as financial instruments and investment management contracts under IFRS 4	78	63
Deferred acquisition costs related to insurance and investment contractsnote (ii)	10,095	9,233
Present value of acquired in-force policies for insurance contracts as classified under IFRS 4 (PVIF)	34	36
Distribution rights and other intangibles	1,655	1,597
Present value of acquired in-force (PVIF) and other intangibles attributable to shareholdersnote (iii)	1,689	1,633
Total of deferred acquisition costs and other intangible assetsnote (a)	11,784	10,866

Reconciliation of deferred acquisition costs and other intangible assets

	31 Dec 2018 £m						31 Dec 2017 £m
	Deferred acquisition costs

			UK and	All	PVIF and
	Asia	US	Europe	asset	other
	insurance	insurance	insurance	management	intangibles*	Total	Total
		note (b)
Balance at 1 January	946	8,197	84	6	1,633	10,866	10,755
Additions	419	569	15	15	230	1,248	1,240
Amortisation to the income statement:note (c)†
Adjusted IFRS operating profit based on longer-term investment returns	(148)	(683)	(11)	(3)	(179)	(1,024)	(709)
Non-operating profit	—	(114)	—	—	(4)	(118)	455
	(148)	(797)	(11)	(3)	(183)	(1,142)	(254)
Disposals and transfers	—	—	—	—	(14)	(14)	—
Exchange differences and other movements	47	512	(2)	—	23	580	(799)
Amortisation of DAC related to net unrealised valuation movements on the US insurance operation’s available-for-sale securities recognised within other comprehensive income†	—	246	—	—	—	246	(76)
Balance at 31 December	1,264	8,727	86	18	1,689	11,784	10,866

*       PVIF and other intangibles comprise PVIF, distribution rights and other intangibles such as software rights. Distribution rights relate to amounts that have been paid or have become unconditionally due for payment as a result of past events in respect of bancassurance partnership arrangements in Asia. These agreements allow for bank distribution of Prudential’s insurance products for a fixed period of time. Software rights include additions of £34 million, amortisation of £32 million, foreign exchange losses of £7 million and a balance at 31 December 2018 of £62 million.

†       Under the Group’s application of IFRS 4, US GAAP is used for measuring the insurance assets and liabilities of its US and certain Asia operations. Under US GAAP, most of the US insurance operation’s products are accounted for under Accounting Standards Codification Topic 944, Financial Services – Insurance, of the Financial Accounting Standards Board whereby deferred acquisition costs are amortised in line with the emergence of actual and expected gross profits which are determined using an assumption for long-term investment returns for the separate account of 7.4 per cent (2017: 7.4 per cent) (gross of asset management fees and other charges to policyholders, but net of external fund management fees). The amounts included in the income statement and other comprehensive income affect the pattern of profit emergence and thus the DAC amortisation attaching. DAC amortisation is allocated to the operating and non-operating components of the Group’s supplementary analysis of profit and other comprehensive income by reference to the underlying items (see note C7.3(iv)).

Reconciliation of deferred acquisition costs relating to insurance and investment contracts

	2018 £m		2017 £m
		Investment		Investment
	Insurance	management	Insurance	management
	contracts	note	contracts	note
DAC at 1 January	9,170	63	9,114	64
Additions	991	26	1,000	11
Amortisation	(947)	(11)	(77)	(12)
Exchange differences	557	—	(791)	—
Change in shadow DAC related to movement in unrealised appreciation of Jackson’s securities classified as available-for-sale	246	—	(76)	—
DAC at 31 December	10,017	78	9,170	63

Note

All of the additions are through internal development. The carrying amount of the balance comprises the following gross and accumulated amortisation amounts:

	2018 £m	2017 £m
Gross amount	181	156
Accumulated amortisation	(103)	(93)
Net book amount	78	63

Reconciliation of PVIF and other intangibles

	2018 £m				2017 £m
			Other				Other
			intangibles				intangibles
		Distribution	(including			Distribution	(including
	PVIF	rights	software)	Total	PVIF	rights	software)	Total
	note (a)	note (b)	note (c)		note (a)	note (b)	note (c)
At 1 January
Cost	227	1,793	363	2,383	226	1,628	321	2,175
Accumulated amortisation	(191)	(312)	(247)	(750)	(183)	(196)	(219)	(598)
	36	1,481	116	1,633	43	1,432	102	1,577
Additions	—	181	49	230	—	173	56	229
Amortisation charge	(4)	(142)	(37)	(183)	(7)	(121)	(37)	(165)
Disposals and transfers	—	—	(14)	(14)	—	—	—	—
Exchange differences and other movements	2	18	3	23	—	(3)	(5)	(8)
At 31 December	34	1,538	117	1,689	36	1,481	116	1,633
Comprising:
Cost	232	1,999	313	2,544	227	1,793	363	2,383
Accumulated amortisation	(198)	(461)	(196)	(855)	(191)	(312)	(247)	(750)
	34	1,538	117	1,689	36	1,481	116	1,633

Notes

(a)  All of the PVIF balances relate to insurance contracts. The PVIF attaching to investment contracts have been fully amortised. Amortisation is charged over the period of provision of asset management services as those profits emerge.

(b)  Distribution rights relate to fees paid in relation to the bancassurance partnership arrangements for the bank distribution of Prudential’s insurance products for a fixed period of time. The distribution rights amounts are amortised on a basis to reflect the pattern in which the future economic benefits are expected to be consumed by reference to new business production levels.

(c)  Software is amortised over its useful economic life, which generally represents the licence period of the software acquired.

Jackson (US insurance operations) | Shareholder-backed
Intangible assets
Schedule of DAC components

	31 Dec 2018 £m	31 Dec 2017 £m
Variable annuity business	8,477	8,208
Other business	299	278
Cumulative shadow DAC (for unrealised gains booked in other comprehensive income)*	(49)	(289)
Total DAC for US operations	8,727	8,197

*       *A gain of £246 million (2017: a loss of £(76) million) for shadow DAC amortisation is booked within other comprehensive income to reflect the impact from the negative unrealised valuation movement in 2018 of £1,617 million (2017: positive unrealised valuation movement of £617 million). These adjustments reflect movement from period to period, in the changes to the pattern of reported gross profits that would have occurred if the assets reflected in the statement of financial position had been sold, crystallising the unrealised gains and losses, and the proceeds reinvested at the yields currently available in the market. At 31 December 2018, the cumulative shadow DAC balance as shown in the table above was negative £49 million (31 December 2017: negative £289 million).